Goodwill and intangible assets, net - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Accumulated impairment losses of goodwill	€ 494,200	€ 494,200
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of intangible assets and goodwill
Impairment of intangible assets	€ 30,000
Impairment of goodwill		181,927
Impairment of indefinite-lived intangible assets	€ 30,000	14,200	€ 80,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment of intangible assets and goodwill
Developed Europe
Goodwill [Line Items]
Impairment of goodwill		95,451	€ (104,600)
Americas
Goodwill [Line Items]
Impairment of goodwill		€ 86,476